CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows (used in)/provided by Operating Activities of Continuing Operations:
Net income	$ 25,207,504	$ 140,636,993	$ 49,926,383
Less: Net income from discontinued operations, net of taxes	(19,695,969)	(129,456,050)	(43,006,425)
Net income and comprehensive income from continuing operations, net of taxes	5,511,535	11,180,943	6,919,958
Adjustments to reconcile net income from Continuing operations to net cash provided by operating activities:
Depreciation and amortization	4,901,246	3,364,618	1,405,124
Gain on sale of vessel	0	(8,226,258)	0
Provision for doubtful accounts	25,369	0	0
Stock based compensation cost	5,312,854	1,272,698	0
Straight line amortization of hire	(19,590)	0	0
Unrealized loss on equity securities	57,641	0	0
Realized loss on sale of equity securities	2,369	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	961,651	(726,349)	(238,324)
Inventories	(22,265)	(1,397)	(76,915)
Due from/to related parties	(5,563,634)	(2,413,795)	(1,431,150)
Prepaid expenses and other assets	820,530	(605,580)	(2,199)
Accounts payable	(978,030)	1,219,876	502,846
Accrued liabilities	560,154	338,695	0
Deferred revenue	674,000	310,000	0
Dry-dock costs paid	(1,463,923)	(1,051,313)	0
Net Cash provided by Operating Activities from Continuing Operations	10,779,907	4,662,138	7,079,340
Cash flow (used in)/provided by Investing Activities of Continuing Operations:
Vessel acquisitions and other vessel improvements	(119,304)	(72,217,988)	(295,692)
Investment in related party	(50,000,000)	(50,000,000)	0
Loan to related party	(100,000,000)	0	0
Net proceeds from sale of vessel	0	17,189,804	0
Purchase of equity securities	(5,183,767)	0	0
Proceeds from sale of equity securities	249,338	0	0
Net cash used in Investing Activities from Continuing Operations	(155,053,733)	(105,028,184)	(295,692)
Cash flows (used in)/provided by Financing Activities of Continuing Operations:
Net (decrease)/increase in Former Parent Company Investment	0	211,982	(13,460,675)
Issuance of Series B Preferred shares	0	40	0
Issuance of common shares pursuant to private placement	0	18,647,236	0
Payment of Dividend on Series A Preferred Shares	(1,400,000)	(851,667)	0
Payment for repurchase of common shares	(3,728,008)	(1,046,908)	0
Payments related to Spin-Off from Castor	0	(2,694,646)	0
Net cash (used in)/provided by Financing Activities from continuing operations	(5,128,008)	14,266,037	(13,460,675)
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	3,783,409	51,464,181	34,458,837
Net cash provided by Investing Activities from discontinued operations	32,488,070	155,734,435	12,084,373
Net cash used in Financing Activities from discontinued operations	(5,257,200)	(7,992,800)	(3,050,000)
Net cash provided by discontinued operations	31,014,279	199,205,816	43,493,210
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(118,387,555)	113,105,807	36,816,183
Cash, cash equivalents and restricted cash at the beginning of the period	155,585,401	42,479,594	5,663,411
Cash, cash equivalents and restricted cash at the end of the period	37,197,846	155,585,401	42,479,594
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	37,197,846	155,235,401	41,779,594
Restricted cash, non-current from discontinued operations	0	350,000	700,000
Cash, cash equivalents and restricted cash at the end of the period	37,197,846	155,585,401	42,479,594
SUPPLEMENTAL CASH FLOW INFORMATION
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	0	68,815	0
Dividend declared but unpaid	338,333	315,000	0
Deemed dividend on Series A Preferred Shares	$ 3,064,409	$ 2,429,275	$ 0